UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2000
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     James M. Myers Research, Inc.
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Address:  126 Cottage Place
          ----------------------------------------------------------------------
          Charlotte, NC  28207
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-  5384
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     H.K. Hallett
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    704-333-1710
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ H.K. Hallett                    Charlotte, NC  28207              5/10/00
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  47
                                        -------------------

Form 13F Information Table Value Total:  $601,761
                                        -------------------
                                            (thousands)

List of Other Included Managers:

NONE

                          Form 13F INFORMATIONAL TABLE

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        COLUMN 1                 COLUMN 2          COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
     NAME OF ISSUER               TITLE             CUSIP      VALUE    SHRS OR  SH/  PR/   INVESTMENT   OTHER     VOTING AUTHORITY
                                   OF                         (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
                                  CLASS
------------------------------------------------------------------------------------------------------------------------------------
ANALOG DEVICES                   COM              032654105    28,127     349,403      SH     SOLE                           349,403
AMERICAN EXPRESS                 COM              025816109     5,692      38,217      SH     SOLE                            38,217
AMERICAN INTL GROUP              COM              026874107    17,505     159,866      SH     SOLE                           159,866
AUTO DATA PROCESSING             COM              053015103    17,525     363,221      SH     SOLE                           363,221
AVANEX                           COM              05348W109     9,211      60,698      SH     SOLE                            60,698
BRISTOL MYERS SQUIBB             COM              110122108    18,053     316,032      SH     SOLE                           297,778
CLEAR CHANNEL COMMUNICATION      COM              184502102    16,593     240,262      SH     SOLE                           240,262
CISCO SYSTEMS                    COM              17275R102    36,464     471,644      SH     SOLE                           471,644
COMCAST SPECIAL A                COM              200300200    11,361     261,920      SH     SOLE                           261,920
DANAHER                          COM              235851102    20,267     397,401      SH     SOLE                           397,401
COMVERSE TECH                    COM              205862402    10,957     115,945      SH     SOLE                           115,945
DITECH                           COM              25500M103    13,114     123,645      SH     SOLE                           123,645
EMC CORP                         COM              268648102     4,865      38,609      SH     SOLE                            38,609
EMERSON ELECTRIC                 COM              291011104     1,349      25,400      SH     SOLE                            25,400
GENERAL ELECTRIC                 COM              369604103     2,860      18,377      SH     SOLE                            18,377
GEMSTAR                          COM              G3788V106    11,207     130,317      SH     SOLE                           130,317
HARMONIC                         COM              413160102    10,832     130,110      SH     SOLE                           130,110
ILLINOIS TOOL WORKS              COM              452308109    11,546     208,985      SH     SOLE                           208,985
INTEL                            COM              458140100     1,601      12,136      SH     SOLE                            12,136
INTERPUBLIC GROUP                COM              460690100    22,176     469,331      SH     SOLE                           469,331
JDS UNIPHASE                     COM              46612J101    25,237     209,325      SH     SOLE                           209,325
AT&T LIBERTY MEDIA               COM              001957208    31,097     524,289      SH     SOLE                           524,289
MARTIN MARIETTA MATERIALS        COM              573284106     1,074      22,600      SH     SOLE                            22,600
MERCK                            COM              589331107     3,613      58,153      SH     SOLE                            58,153
MERRILL LYNCH                    COM              590188108     1,047       9,972      SH     SOLE                             9,972
MICROSOFT                        COM              594918104    26,823     252,453      SH     SOLE                           252,453
NETWORK APPLIANCE                COM              64120L104     1,413      17,080      SH     SOLE                            17,080
NEXTEL                           COM              65332V103     6,453      43,525      SH     SOLE                            43,525
NORTEL NETWORKS                  COM              656569100    16,807     133,385      SH     SOLE                           133,385
ORACLE                           COM              68389X105     2,504      32,076      SH     SOLE                            32,076
PMC-SIERRA                       COM              69344F106    11,063      54,315      SH     SOLE                            54,315
PEREGRINE                        COM              71366Q101    22,996     342,910      SH     SOLE                           342,910
Q-LOGIC                          COM              747277101    13,408      98,950      SH     SOLE                            98,950
SEALED AIR                       COM              812115103    19,569     360,313      SH     SOLE                           360,313
SEACHANGE INTL                   COM              811699107    11,923     193,475      SH     SOLE                           193,475
SPRINT PCS                       COM              852061506     1,395      21,298      SH     SOLE                            21,298
BERKSHIRE HATHAWAY A             COM              084670108    15,158         265      SH     SOLE                               265
BERKSHIRE HATHAWAY B             COM              084670207    14,762       8,111      SH     SOLE                             8,111
VERITAS                          COM              923436109     3,440      26,261      SH     SOLE                            26,261
VISUAL NETWORKS                  COM              928444108    11,697     206,112      SH     SOLE                           206,112
VITESSE SEMICONDUCTOR            COM              928497106    14,229     147,830      SH     SOLE                           147,830
VODAFONE                         COM              92857T107    20,019     360,304      SH     SOLE                           360,304
WAL MART                         COM              931142103     1,133      20,060      SH     SOLE                            20,060
WELLS FARGO                      COM              949740108    16,595     407,250      SH     SOLE                           407,250
WARNET LAMBERT                   COM              975515107     3,857      39,481      SH     SOLE                            39,481
XILINX                           COM              983919101    18,089     218,435      SH     SOLE                           218,435
AMDOCS                           COM              G02602103    15,055     203,450      SH     SOLE                           203,450